SCHEDULE OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 1,919,243	$ 3,321,837
Gross margin	438,029	1,575,292
Operating expenses:
Professional fees	590,607	38,123
Payroll expense	360,341	244,104
General and administrative	549,628	428,875
Total operating expenses	3,542,454	711,102
(Loss) income from operations	(3,104,425)	864,190
Net (Loss) Income	(3,115,490)	864,190
Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party	(802,464)	(1,250,920)
Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party	$ (678,750)	(495,625)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		3,321,837
Gross margin		1,604,051
Operating expenses:
Professional fees
Payroll expense
General and administrative		706,775
Total operating expenses		706,775
(Loss) income from operations		897,276
Net (Loss) Income		897,276
Previously Reported [Member] | Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party		(1,717,786)
Previously Reported [Member] | Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue
Gross margin		(28,759)
Operating expenses:
Professional fees		38,123
Payroll expense		244,104
General and administrative		(277,900)
Total operating expenses		4,327
(Loss) income from operations		33,086
Net (Loss) Income		33,086
Revision of Prior Period, Error Correction, Adjustment [Member] | Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party		466,866
Revision of Prior Period, Error Correction, Adjustment [Member] | Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party		$ (495,625)